Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-4

Collection Period	12/01/23-12/31/23
Determination Date	1/9/2024
Distribution Date	1/16/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228375-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$325,492,769.97
2.	Collections allocable to Principal		$16,149,505.62
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$674,939.19
5.	Pool Balance on the close of the last day of the related Collection Period		$308,668,325.16
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		39,329
7.	Initial Pool Balance		$1,506,024,109.27
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$83,468,673.53	$66,644,228.72
	d. Class A-4 Note Balance	$125,310,000.00	$125,310,000.00
	e. Class B Note Balance	$48,190,000.00	$48,190,000.00
	f. Class C Note Balance	$38,400,000.00	$38,400,000.00
	g. Class D Note Balance	$24,100,000.00	$24,100,000.00
	h. Note Balance (sum a - g)	$319,468,673.53	$302,644,228.72
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.1721004	0.1374108
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2129791	0.2017628
10.	Overcollateralization Target Amount		$6,024,096.44
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,024,096.44
12.	Weighted Average Coupon		8.11%
13.	Weighted Average Original Term	months	67.22
14.	Weighted Average Remaining Term	months	26.15
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,232,527.94
	b. Liquidation Proceeds allocable to Finance Charge		$4,508.39
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,237,036.33
16.	Principal:
	a. Collections allocable to Principal		$16,149,505.62
	b. Liquidation Proceeds allocable to Principal		$355,376.03
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,504,881.65

17.	Total Finance Charge and Principal Collections (15d + 16d)	$18,741,917.98
18.	Interest Income from Collection Account	$72,932.45
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$18,814,850.43
Available Funds
21.	Available Collections	$18,814,850.43
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$18,814,850.43
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$271,243.97
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$271,243.97
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$34,778.61
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$34,778.61
	m. Class A-4 Monthly Interest	$65,787.75
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$65,787.75
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,134.58
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,134.58
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$41,600.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$41,600.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$35,145.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d. Total Class D Note Interest (sum a - c)	$35,145.83
34.	Quaternary Principal Distributable Amount	$10,800,348.37
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$11,283,039.11
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,024,096.44
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,237,036.33
	b. Total Daily Deposits of Principal Collections	$16,504,881.65
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$72,932.45
	e. Total Deposits to Collection Account (sum a - d)	$18,814,850.43
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$271,243.97
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,035,891.58
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,507,714.88
	f. Total Withdrawals from Collection Account (sum a - e)	$18,814,850.43
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$34,778.61
	d. Class A-4 Interest Distribution	$65,787.75
	e. Class B Interest Distribution	$34,134.58
	f. Class C Interest Distribution	$41,600.00
	g. Class D Interest Distribution	$35,145.83
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,824,444.81
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$17,035,891.58
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,859,223.42
	d. Class A-4 Distribution	$65,787.75
	e. Class B Distribution	$34,134.58
	f. Class C Distribution	$41,600.00
	g. Class D Distribution	$35,145.83
	h. Total Withdrawals from Note Payment Account (sum a - g)	$17,035,891.58

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$1,507,714.88
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,507,714.88
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$7,530,120.55
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$7,530,120.55
49.	Investment Earnings	$33,629.44
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$7,563,749.99
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$33,629.44
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$7,530,120.55
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$271,243.97
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$17,035,891.58
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,507,714.88
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$33,629.44
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,859,223.42
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$65,787.75
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,134.58
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$41,600.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$35,145.83
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,507,714.88

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	909	$9,819,201.50
	b. 61 to 90 days past due	523	$5,919,304.80
	c. 91 to 120 days past due	120	$1,422,440.44
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,552	$17,160,946.74
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		5.5597%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	62	$674,939.19
74.	Recoveries	127	$359,884.42
75.	Net Losses (Ln 73 - Ln 74)		$315,054.77
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0968%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,099	$29,548,009.78
78.	Recoveries	1,732	$15,126,209.14
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$14,421,800.64
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.9576%
81.	Average Net Loss on Defaulted Receivables		$6,870.80

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$3,311,088.47
83.	Pool Balance on the close of the last day of the preceding Collection Period		$325,492,769.97
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		1.02%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2024.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer